Provisions - Schedule of funding status of the defined benefit obligations, Other Foreign Subsidiaries (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Other foreign subsidiaries
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	€ 8,485	€ 7,578	€ 8,018
Charge to the participants	114	107	106
Fair value of plan assets	7,787	7,321	7,167
Provisions - Provisions for pensions	584	150	745
Internal provisions for pensions	1,434	1,166	1,478
Net assets for pensions	(154)	(122)	(64)
Unrecognised net assets for pensions	(696)	€ (894)	€ (669)
Brazil
Disclosure of net defined benefit liability (asset) [line items]
Present value of the obligations	5,961
Charge to the participants	114
Fair value of plan assets	6,132
Provisions - Provisions for pensions	(285)
Internal provisions for pensions	474
Net assets for pensions	(63)
Unrecognised net assets for pensions	€ (696)